Simple Agreements for Future Equity (Details) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 02, 2022	Jan. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Simple Agreement For Future Equity [Member]
Option Indexed to Issuer's Equity [Line Items]
Discount percentage of shares for conversion of derivative instruments into equity						15.00%
Fair value measurement with unobservable inputs reconciiation issues during the period						$ 3,836,000
Numerator to be considered for calculating the number of equity shares of the company to be issued upon conversion	$ 50,000,000
Gain loss on modification of derivative instruments linked to entities own equity	150,920
Related Party [Member]
Option Indexed to Issuer's Equity [Line Items]
Numerator to be considered for calculating the number of equity shares of the company to be issued upon conversion	50,000,000
Gain loss on modification of derivative instruments linked to entities own equity	1,572,080
Related Party [Member] | Simple Agreement For Future Equity [Member]
Option Indexed to Issuer's Equity [Line Items]
Proceeds from derivative instruments						$ 3,500,000
Discount percentage of shares for conversion of derivative instruments into equity						15.00%
Fair value measurement with unobservable inputs reconciiation issues during the period		$ 3,500,000				$ 3,500,000
Fair value measurement with unobservable inputs reconciliation recurring basis liability gain loss included in earnings			$ 1,927,007	$ (962,591)	$ 4,001,825	(437,044)
Numerator to be considered for calculating the number of equity shares of the company to be issued upon conversion	50,000,000
Gain loss on modification of derivative instruments linked to entities own equity	(1,644,161)
Nonrelated Party [Member] | Simple Agreement For Future Equity [Member]
Option Indexed to Issuer's Equity [Line Items]
Proceeds from derivative instruments						$ 336,000
Discount percentage of shares for conversion of derivative instruments into equity					15.00%	15.00%
Fair value measurement with unobservable inputs reconciiation issues during the period		$ 336,000				$ 336,000
Fair value measurement with unobservable inputs reconciliation recurring basis liability gain loss included in earnings			$ 184,993	$ (92,409)	$ 384,175	$ (41,956)
Numerator to be considered for calculating the number of equity shares of the company to be issued upon conversion	50,000,000
Gain loss on modification of derivative instruments linked to entities own equity	$ (157,839)